104-P1 09/25

TEMPLETON FUNDS
SUPPLEMENT DATED SEPTEMBER 30, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED JANUARY 1, 2025, OF
TEMPLETON FOREIGN FUND (THE “FUND”)

Effective September 30, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Peter D. Sartori
Portfolio Manager of Global Advisors and portfolio manager of the Fund since September 2025.

2. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Peter D. Sartori Portfolio Manager of Global Advisors
Mr. Sartori has been a portfolio manager of the Fund since September 2025. He joined Franklin Templeton in 2019.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

3. The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Peter D. Sartori*	Registered Investment Companies	3	12,216.1	None	None
	Other Pooled Investment Vehicles	7	10,386.8	None	None
	Other Accounts	3	4,278.2	2	3,740.1

*Information is provided as of August 31, 2025.

4. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Peter D. Sartori*	None

*Information is provided as of August 31, 2025

Please retain this supplement for future reference.